BORROWINGS (Narrative) (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014
BORROWINGS [Abstract]
Maximum bank credit facilities	$ 839,980		$ 842,670
Bank credit facilities drawn down	729,285		735,786
Available bank credit facilities	110,695		106,884
Secured short-term borrowings	560,327		353,549
Secured long-term borrowings	9,011		10,533
Carrying amount of property plant and equipment secured for borrowing	523,320		617,468
Carrying amount of prepaid land use right secured for borrowing	33,736		33,467
Carrying amount of accounts receivable secured for borrowing	10,102		12,948
Guarantees provided by personal assets of Mr. Xianshou Li, the Companys chief executive officer, and his family	$ 292,777		$ 301,774
Short-term
Weighted average interest rate	5.71%		5.75%
Long-term
Weighted average interest rate	6.94%		6.91%
Interest expense
Interest expense incurred	$ 22,019	$ 24,776
Interest expense capitalized		$ 248